Schedule of investments
Delaware Ivy Accumulative Fund
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.15%♦
Communication Services — 6.49%
Alphabet Class A †	7,345	$ 20,429,016
Live Nation Entertainment *, †	147,580	17,361,311
Match Group †	216,838	23,578,964
Netflix †	81,935	30,692,032
		92,061,323
Consumer Discretionary — 22.43%
Amazon.com †	15,898	51,826,685
Chewy Class A *, †	1,070,486	43,654,419
Chipotle Mexican Grill †	28,500	45,087,855
Etsy †	162,590	20,206,685
Lululemon Athletica †	87,810	32,070,846
TopBuild †	224,745	40,766,496
Ulta Beauty †	90,395	35,997,097
YETI Holdings *, †	806,780	48,390,664
		318,000,747
Healthcare — 26.64%
Align Technology †	43,380	18,913,680
Dexcom †	58,497	29,927,065
Exact Sciences *, †	766,790	53,613,957
Figs Class A *, †	1,565,419	33,687,817
Inari Medical †	464,900	42,138,536
Inspire Medical Systems †	263,280	67,581,343
Pacira BioSciences *, †	592,500	45,219,600
Progyny †	1,686,080	86,664,512
		377,746,510
Industrials — 5.22%
Lyft Class A †	283,859	10,900,186
SiteOne Landscape Supply †	232,845	37,648,708
Trex †	390,425	25,506,465
		74,055,359
Information Technology — 39.37%
Advanced Micro Devices †	242,930	26,561,966
Arista Networks †	423,178	58,813,278
Bill.com Holdings †	324,936	73,692,236
Cloudflare Class A †	114,450	13,699,665
Datadog Class A *, †	178,157	26,985,441
HubSpot †	51,485	24,452,286
Marvell Technology	615,071	44,106,741
Microsoft	183,321	56,519,698
NVIDIA	162,855	44,436,615
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Okta †	207,409	$ 31,310,463
ServiceNow †	73,225	40,778,270
Shift4 Payments Class A *, †	700,337	43,371,870
Snowflake Class A †	79,205	18,148,242
Trade Desk Class A †	798,451	55,292,732
		558,169,503
Total Common Stocks (cost $1,447,748,741)		1,420,033,442

Total Value of Securities Before Securities Lending Collateral—100.15% (cost $1,447,748,741)		1,420,033,442

Securities Lending Collateral — 4.49%
Money Market Mutual Fund — 4.49%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	63,713,193	63,713,193
Total Securities Lending Collateral (cost $63,713,193)		63,713,193

Total Value of Securities—104.64% (cost $1,511,461,934)		1,483,746,635■
Obligation to Return Securities Lending Collateral — (4.49%)		(63,713,195)
Liabilities Net of Receivables and Other Assets — (0.15%)		(2,123,556)
Net Assets Applicable to 131,654,694 Shares Outstanding—100.00%		$1,417,909,884
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $77,676,322 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $18,358,609.
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